Reserves for Future Policy Benefits and Claims Payable - Reserve for Future Policy Benefits and Claims Payable Balances (Details) - USD ($)	Jan. 01, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Jan. 01, 2021
Liability for Future Policy Benefit, Activity [Line Items]
Total other contract holder funds		$ 9,632,000,000		$ 12,434,000,000
Other future policy benefits and claims payable		1,537,000,000		1,570,000,000
Reserves for future policy benefits and claims payable	$ 12,300,000,000	12,300,000,000	$ 15,177,000,000	15,177,000,000	$ 16,774,000,000
Payout Annuity
Liability for Future Policy Benefit, Activity [Line Items]
Total other contract holder funds		1,037,000,000		1,246,000,000
Closed Block Life
Liability for Future Policy Benefit, Activity [Line Items]
Total other contract holder funds		4,161,000,000		5,449,000,000
Other future policy benefits and claims payable		1,131,000,000		1,173,000,000
Closed Block Annuity
Liability for Future Policy Benefit, Activity [Line Items]
Total other contract holder funds		$ 4,434,000,000		$ 5,739,000,000